SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 3) (USD $)	12 Months Ended		1 Months Ended
	Dec. 31, 2011 item	Dec. 31, 2010	Oct. 14, 2009 Convertible senior notes Cell Genesys item
Convertible Senior Notes
Number of series of convertible notes assumed in merger			2
Interest rate (as a percent)			3.125%
Principal balance of debt assumed			$ 22,016,000
Investments
Investments balance	3,405,807	3,405,807
Number of Board members to be designated	1
Investment impairment charge		$ 286,000